Stock-based compensation - Stock options (Details) - Stock options $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) Options	Dec. 31, 2022 Options	Dec. 31, 2022 $ / shares
Stock-based compensation
Vesting period of awards	3 years
Expiration term of the awards	7 years
Key assumptions
Outstanding, Shares	3,032,771	1,517,910	3,032,771
Outstanding, Exercise price | $ / shares				$ 13
Volatility	31.00%	31.00%
Expected dividend yield	1.50%	1.50%
Option life	4 years 6 months	4 years 6 months
Forfeiture rate	10.00%	10.00%
Risk-free rate	1.50%	0.50%
Vesting percentage	33.33%
Number of options available to be exercised	505,970	0	505,970
Number of options exercised	0
Operating expenses
Key assumptions
Compensation expense | $	$ 3,304	$ 1,311